Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful				December 31,
(Millions of dollars)	Lives				2018	2017
Land and improvements	3	-	15	years	$238	$224
Buildings and improvements			30	years	591	525
Machinery and equipment	3	-	20	years	1,298	1,253
Vessels and vehicles	3	-	18	years	147	136
Office furniture and fixtures			5	years	36	34
Construction in progress					96	56
					2,406	2,228
Accumulated depreciation and amortization					(1,246)	(1,151)
Net property, plant and equipment					$1,160	$1,077